united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/19

Item 1. Reports to Stockholders.

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

Annual Report

November 30, 2019

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.innealtacapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Global Market Review (Unaudited)

Over the past twelve months ending on November 30th, 2019 (“the Year”) was strong for financial markets. U.S. equities appreciated 15.49%, while Developed Markets equities outside the U.S. appreciated 9.3% and Emerging Market equities appreciated 7.28%. Across fixed income, the aggregate U.S. investment grade returned 10.79%, aggregate Global investment grade returned 8.37%, and U.S. high yield credit returned 9.68%. Commodities experienced another underperforming year and declined by 6.6%. This strong financial performance occurred in a market context of declining manufacturing sentiment but positive consumer sentiment. Central banks, collectively, remained accommodative with monetary policy as the U.S. Federal Reserve Bank (“Fed”) cut short term interest rates by 0.75% over the Year. Similar to the last Year, trade and the threat of a trade war between the U.S. and China was a central theme during the Year. In this piece, we highlight many of the performance drivers during the Year.

A brief recap

Changing and diverging growth expectations

During the Year, global macroeconomic growth indicators responded negatively as trade tensions between the United States (“U.S.”) and China escalate. Globally macroeconomic growth expectations, commonly viewed via Purchasing Managers Indices (“PMI”), declined into contractionary territory. Manufacturing PMIs are useful because they have historically shown strong correlation to a country or regions gross domestic product (“GDP”) growth. Figure 1 shows the PMI values for the United States, Europe, Japan and Emerging Market. Similar to Europe during the previous Year, the decline in U.S. PMI was abrupt falling from 56 to 48.10. Emerging markets remained the one bright spot during the Year as manufacturing growth expectations remained in expansionary territory. Given the decline of manufacturing growth sentiment, it was the opinion of the Innealta Capital investment team to reduce equity risk in favor of fixed income risk.

Figure 1. Global Growth Surveys

Source: Innealta Capital. Time frame 10/30/2016 to 11/30/2019. Frequency monthly. EM refers to the Markit Emerging Market Manufacturing Purchasing Managers Index. US refers to the ISM Manufacturing Purchasing Managers Index. Japan refers to the Markit Japan Manufacturing Purchasing Managers Index. Europe refers to the Markit Eurozone Manufacturing Purchasing Managers Index.

Above average positive returns

Despite the slowdown in macroeconomic manufacturing growth indicators, global equity market returns during the Year were above long-term averages. The U.S. equity market, which returned 15.49% over the last year, was the strongest performing equity market and the strongest market amongst a broad basket of asset classes. Developed Market ex U.S. equities showed the largest positive deviation from long-term averages returning 9.30% versus 2.18% while commodities showed the largest negative deviation from long-term averages returning -6.6% versus -4.48%. Fixed income exhibited strong performance during the Year as inflation expectations remained low. U.S. aggregate investment grade fixed income returned 10.79% compared to its long-term average of 4.22%.

Figure 2. Broad market performance

Source: Innealta Capital using Bloomberg. Time frame 11/30/2004 to 11/30/2019. “Average” refers to the annualized return from 11/30/2004 to 11/30/2019. “the Year” refers to the return from 11/30/2018 to 11/30/2019. “U.S. Dollar” refers to the U.S. Dollar Index. “Commodities” refers to the Bloomberg Commodities index. “US EQY” refers to the S&P 500 Total Return Index. “US Agg” refers to the Bloomberg Barclays US Aggregate Bond Index. “Global Agg” refers to the Bloomberg Barclays Global Aggregate Bond Index. “US High Yield” refers to the Bloomberg Barclays US Corporate High Yield Total Return Index. “DM ex US Equities” refers to the MSCI EAFE Net Total Return Index. “EM Equities” refers to the MSCI Emerging Markets Net Total Return Index. Past performance is no guarantee of future results.

Valuations

During the Year, the valuation yield across most of the equity and fixed income markets decreased. For example, the valuation yield of the U.S. equity market, as defined by the trailing twelve-month cash flow divided by price, decreased from 8.1% to 6.8%%. Currently the U.S. equity valuation yield is in the 11th percentile over a fifteen-year window. Unlike equity markets, fixed income valuation yields as a percentile show more dispersion. For example, the valuation yield percentile of the U.S. 2-year treasuries and the U.S. 30-year treasuries are in the 62nd and 2nd percentile respectively. Valuations are one of many techniques the Innealta Capital investment team uses to estimate expected returns. When comparing the current valuation yield of a market relative to their respective histories, a valuation implied forecast would suggest below average expected returns over the next three to five years.

Figure 3. Valuation yields across global asset classes

Source: Source: Innealta Capital. Time frame 09/30/2004 to 11/30/2019. Frequency monthly. Dark blue bars represent a transformation of the 10th to 90th percentile into the respective Valuation Yield or Yield to Worst value. Current refers to the value as of 11/30/2019. Yield-to-worst values and trailing twelve-month cash flow divided by the price were used for fixed income and equity markets respectively. See disclosures for category descriptions.

Dynamic International Opportunity Fund

Holdings Review

At the beginning of the fiscal year on November 30th, 2018, the Dynamic International Opportunity fund (“the Int’l Fund”) held overweight positions in emerging market equities and underweight positions in developed-market equities. Specifically, the Intl Fund held 72% in emerging market equities, while the benchmark – the MSCI All Country World ex-U.S. NR Index – held approximately 24% in emerging market equities. The top regional allocation was in the emerging-market Asia equity region and the top country allocation was in Brazilian equities.

At the end of the first half of the fiscal year, concluding on May 31st, 2019, the Int’l Fund increased its defensive positioning by increasing the amount of fixed income. Specifically, the Intl Fund held 21% in various fixed income instruments, while the benchmark – the MSCI All Country World ex-U.S. NR Index – does not hold any fixed income. At the end of the first half of the fiscal year, the Int’l fund held 21% and 58% in developed market and emerging market equities respectively. The top regional allocation was in the emerging-market Asia equity region and the top country allocation was in Brazilian equities.

By the end of the fiscal year, concluding on November 30th, 2019, the Int’l Fund increased its defensive positioning by increasing the amount of fixed income. Specifically, the Intl Fund held 70% in various fixed income instruments, while the benchmark – the MSCI All Country World ex-U.S. NR Index – does not hold any fixed income. At the end of the fiscal year, the Int’l fund held 12% and 17% in developed market and emerging market equities respectively. The top regional allocation was in the emerging-market Americas equity region and the top country allocation was in Chilean equities.

Figure 5. Position evolution in the Dynamic International Opportunity Fund

Source: Innealta Capital as of 11/30/2019. Timeframe 10/30/2018 to 11/30/2019. “CYC FI” refers to credit sensitive fixed income sectors such Emerging Market local or hard currency debt. “DEF FI” refers to defensive fixed income sectors such as sovereign debt. “DM EME” refers to equity investments in the Developed Market Europe and Middle East region. “DM Pacific” refers to equity investments in the Developed Market Pacific region. “EM America” refers to equity investments in Emerging Market America region. “EM Asia” refers to equity investments in the Emerging Market Asia region. “EM EMEA” refers to equity investments in the Emerging Market Europe, Middle East and Africa region. Past performance is no guarantee of future results.

Performance Review

During the six months ending on May 31st, 2019, the Dynamic International Opportunity Fund Class I shares (“ICCIX”) achieved a total return +0.91%, versus a gain of 2.30% for the MSCI All Country World ex-US NR Index over the same period. Allocations to Chile, Turkey, and China were the top detractors to the portfolio’s performance while allocations to Brazil, Russia, and Hong Kong equities were the top contributors to the portfolio’s performance.

During the six months ending on November 30th, 2019, ICCIX achieved a total return of +0.48%, versus a gain of 8.70% for the MSCI All Country World ex-US NR Index over the same period. Allocations to Chile, China, and Hong Kong were top detractors to the portfolio’s performance while allocations to Switzerland, Brazil, and New Zealand were the top contributors to the portfolio’s performance.

Dynamic US Opportunity Fund

Holdings Review

At the start of the fiscal period on November 30th, 2018, the Dynamic U.S. Opportunity Fund (“the US Fund”) held overweight positions in Cyclical Equity sectors such as Consume Discretionary, Communication Services, Financials, Industrials, Information Technology, and Materials sectors and held underweight positions in Defensive Equity sectors such as Consumer Staples, Energy, Healthcare, and Utilities sectors. The aggregate amount in Cyclical Equity and Defensive Equity sector was 81.1% and 13.2% respectively. The top sector allocation was in Information Technology at 34.7% and the US Fund held a 4.8% position in small capitalization weighted U.S. equities.

At the end of the first half of the fiscal year, concluding on May 31st, 2019, the US Fund increased its defensive positioning by increasing the amount of fixed income and the amount of Defensive Equity. Specifically, the US Fund held 55.5% in various fixed income instruments, while the benchmark – the S&P 500 Total Return Index – does not hold any fixed income. At the end of the first half of the fiscal year, the US Fund held 18.2% and 21.8% in Cyclical Equity and Defensive Equity respectively. The top sector allocation was in Energy at 8.6% and the US Fund held a 4.4% position in small capitalization weighted U.S. equities.

By the end of the fiscal year, concluding on November 30th, 2019, the US Fund decreased its defensive positioning by decreasing the amount of fixed income. Specifically, the US Fund held 31% in various fixed income instruments, while the benchmark – the S&P 500 Total Return Index – does not hold any fixed income. At the end of the fiscal year, the US Fund held 32.8% and 31.2% in Cyclical Equity and Defensive Equity respectively. The top sector allocation was in Financials at 9.8% and the US Fund held a 5.0% position in small capitalization weighted U.S. equities.

Figure 6. Position evolution within the Dynamic U.S. Opportunity Fund

Source: Innealta Capital as of 11/30/2019. Timeframe 10/30/2018 to 11/30/2019. “CYC EQY” refers to any large cap equity ETF in the Consume Discretionary, Communication Services, Financials, Industrials, Information Technology, and Materials sectors. “CYC FI” refers to any fixed income allocation that is outside the Bloomberg Barclays U.S. Aggregate Bond Index universe. “DEF EQY” refers to any large cap equity ETF in the Consumer Staples, Energy, Healthcare, and Utilities sectors.“DEF FI” refers to any fixed income position contained within the Bloomberg Barclays U.S. Aggregate Bond Index universe. “TILT” refers to any factor tilted investment such as small capitalization equities.

Performance Review

During the six months ending on May 31st, 2019, the Dynamic US Opportunity Fund Class I shares (“ICSIX”) achieved a total return of 1.90%, versus a gain of 0.74% for the S&P 500 index. Allocations to the Financials and Healthcare sectors were the top detractors to the portfolio’s performance while allocations to the Technology and Consumer Discretionary sectors were the top contributors to the portfolio’s performance.

During the six months ending on November 30th, 2019, ICSIX achieved a total return of 8.27%, versus a gain of 15.26% for the S&P 500 index. Allocations to the Energy sector and Communication Services sectors were the top detractors to the portfolio’s performance while allocations to the Technology and Healthcare sectors were the top contributors to the portfolio’s performance.

References

Commodities refers to the Bloomberg Commodity Index.

DM ex U.S. Equities and DM ex US EQY refer to the MSCI World ex US Index.

EM Equities and EM EQY refer to the MSCI Emerging Market Index.

EM USD Debt refers to the Bloomberg Barclays EM USD Aggregate Bond Index.

Global Agg refers to the Bloomberg Barclays Global Aggregate Bond Index.

US Agg refers to the Bloomberg Barclays US Aggregate Bond Index.

US EQY refers to the Russell 3000 Index.

US Dollar refers to the US Dollar Index.

US High Yield refers to the Bloomberg Barclays US Corporate High Yield Total Return Index.

US 10yr refers to the Bloomberg Barclays US Treasury Bellwethers 10 Year Total Return Index.

US 2yr refers to the Bloomberg Barclays US Treasury Bellwethers 2 Year Total Return Index.

US 30yr refers to the Bloomberg Barclays US Treasury Bellwethers 30 Year Total Return Index.

US 5yr refers to the Bloomberg Barclays US Treasury Bellwethers 5 Year Total Return Index.

Index Definitions

Bloomberg Barclays EM USD Aggregate Total Return Index: measures the performance of Emerging Market debt instruments denominated in USD issued by sovereign, quasi-sovereign, and corporate entities

Bloomberg Barclays Global Aggregate Bond Index: broad-based measurement of global investment grade debt across twenty-four local currency markets.

Bloomberg Barclays US Treasury Bellwethers 10 Year Total Return Index: measures the performance of the on-the-run 10-year U.S. Treasury

Bloomberg Barclays US Treasury Bellwethers 2 Year Total Return Index: measures the performance of the on-the-run 2-year U.S. Treasury

Bloomberg Barclays US Treasury Bellwethers 30 Year Total Return Index: measures the performance of the on-the-run 30-year U.S. Treasury

Bloomberg Barclays US Treasury Bellwethers 5 Year Total Return Index: measures the performance of the on-the-run 5-year U.S. Treasury

Bloomberg Commodity Index: measure of general commodity price movements.

Bloomberg Barclays US Corporate High Yield Total Return Index: measures USD denominated, high yield, fixed rate corporate bond market.

Bloomberg Barclays US Aggregate Bond Index: broad-based measurement of investment grade, U.S. dollar-denominated, fixed rate taxable bonds.

MSCI Emerging Markets Index: is a free-float capitalization weighted index that covers large and mid-capitalization companies in those countries classified as Emerging Market by MSCI.

MSCI World ex US Index: measures equity market performance of developed market equity markets excluding the United States.

Russell 3000 Index: measures the equity market performance of largest 3000 companies in the United States.

U.S. Dollar Index (“DXY”): measures the value of the U.S. dollar relative to basket of six currencies: 57.6% Euro, 13.6% Japanese Yen, 11.9% Pound sterling, 9.1% Canadian dollar, 4.2% Swedish krona, and 3.6% Swiss franc. When the index increases in value, then the U.S. dollar “strengthens” relative to those currencies within the basket.

Investments cannot be made in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance is no guarantee of future results.

3057-NLD-1/15/2020

398-INN-01/15/2020

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, compared to its benchmark:

		Annualized
			Since Inception
	One Year	Five Year	(12/30/11)
Dynamic International Opportunity Fund - Class I	1.39%	1.87%	2.60%
Dynamic International Opportunity Fund - Class N	1.09%	1.61%	2.35%
MSCI All Country World Index ex USA Net (USD)**	11.20%	3.85%	6.30%
Bloomberg Barclays Global Aggregate Bond Index ***	8.37%	2.05%	1.65%
Blended Benchmark Index 70/30 ****	10.58%	3.46%	5.04%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.88% for Class I shares and 2.13% for Class N shares per the April 1, 2019, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.77% for Class I shares and 2.02% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The MSCI All Country World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors cannot invest directly in an index.

***	Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World exUSA Net Index and 30% Bloomberg Barclays Global Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of November 30, 2019	% of Net Assets
Short-Term Investments	47.6%
Exchange Traded Funds - Debt Funds	30.0%
Exchange Traded Funds - Equity Funds	29.7%
Liabilities in excess of other Assets	(7.3)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC U.S. OPPORTUNITY FUND
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, compared to its benchmark:

		Annualized
			Since Inception
	One Year	Five Year	(12/30/11)
Dynamic U.S. Opportunity Fund - Class I	10.33%	7.35%	5.80%
Dynamic U.S. Opportunity Fund - Class N	10.10%	7.09%	5.55%
S&P 500 Total Return Index**	16.11%	10.98%	14.62%
Bloomberg Barclays U.S. Aggregate Bond Index ***	10.79%	3.08%	2.94%
Blended Benchmark Index 70/30 ****	14.90%	8.74%	11.15%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.67% for Class I shares and 1.94% for Class N shares per the April 1, 2019, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.40% for Class I shares and 1.65% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflect the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays Capital U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of November 30, 2019	% of Net Assets
Exchange Traded Funds - Equity Funds	69.2%
Exchange Traded Funds - Debt Funds	30.4%
Short-Term Investments	24.7%
Liabilities in Excess of Other Assets	(24.3)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Dynamic International Opportunity Fund
PORTFOLIO OF INVESTMENTS
November 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 59.7%
	DEBT FUNDS - 30.0%
	INTERNATIONAL FUNDS - 30.0%
54,512	iShares JP Morgan USD Emerging Markets Bond ETF	$6,111,885
370,187	Vanguard Total International Bond ETF	21,530,076
		27,641,961

	EQUITY FUNDS - 29.7%
	INTERNATIONAL FUNDS - 29.7%
245,101	Global X MSCI Colombia ETF	2,183,850
132,031	iShares MSCI Australia ETF	3,014,268
99,982	iShares MSCI Chile ETF *	2,998,460
45,285	iShares MSCI Indonesia ETF	1,088,198
36,061	iShares MSCI Mexico ETF *	1,569,375
73,171	iShares MSCI Netherlands ETF *	2,385,375
51,195	iShares MSCI New Zealand ETF	2,864,872
61,424	iShares MSCI Peru ETF	2,109,914
81,476	iShares MSCI Poland ETF *	1,710,181
81,534	iShares MSCI Switzerland ETF	3,171,673
7,477	iShares MSCI Thailand ETF *	653,789
39,595	SPDR S&P Emerging Markets SmallCap ETF	1,749,307
73,859	VanEck Vectors Russia ETF	1,791,819
		27,291,081

	TOTAL EXCHANGE TRADED FUNDS (Cost $53,014,529)	54,933,042

	SHORT-TERM INVESTMENTS - 47.6%
	COLLATERAL FOR SECURITIES LOANED - 5.1%
4,732,780	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 1.52% ^	4,732,780

	MONEY MARKET FUND - 42.5%
39,094,419	BlackRock Liquidity Funds T-Fund Portfolio, to yield 1.53% ^	39,094,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,827,199)	43,827,199

	TOTAL INVESTMENTS - 107.3% (Cost $96,841,728)	$98,760,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3)%	(6,681,252)
	NET ASSETS - 100.0%	$92,078,989

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on November 30, 2019.

*	All or a portion of this security is on loan. Total loaned securities have a value of $4,552,887 at November 30, 2019.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
PORTFOLIO OF INVESTMENTS
November 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.6%
	DEBT FUNDS - 30.4%
3,000	iShares 3-7 Year Treasury Bond ETF	$378,930
84,099	iShares 7-10 Year Treasury Bond ETF	9,382,925
29,212	iShares Core U.S. Aggregate Bond ETF	3,296,866
27,502	Vanguard Intermediate-Term Corporate Bond ETF	2,513,133
		15,571,854
	EQUITY FUNDS - 69.2%
	SECTOR FUNDS - 69.2%
22,418	Communication Services Select Sector SPDR Fund	1,178,290
27,788	Consumer Discretionary Select Sector SPDR Fund	3,402,641
49,907	Consumer Staples Select Sector SPDR Fund	3,094,234
41,437	Energy Select Sector SPDR Fund	2,440,225
139,684	Financial Select Sector SPDR Fund	4,211,473
50,800	Health Care Select Sector SPDR Fund *	5,054,092
19,700	Industrial Select Sector SPDR Fund	1,616,188
16,000	iShares Russell 2000 ETF *	2,588,320
17,516	Materials Select Sector SPDR Fund	1,051,661
33,682	Real Estate Select Sector SPDR Fund	1,301,809
14,638	SPDR S&P Regional Banking ETF *	822,948
52,068	Technology Select Sector SPDR Fund	4,590,315
65,960	Utilities Select Sector SPDR Fund *	4,158,778
		35,510,974

	TOTAL EXCHANGE TRADED FUNDS (Cost $47,227,543)	51,082,828

	SHORT-TERM INVESTMENTS - 24.7%
	COLLATERAL FOR SECURITIES LOANED - 23.6%
12,082,685	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 1.52% ^	12,082,685

	MONEY MARKET FUND - 1.1%
564,502	BlackRock Liquidity Funds T-Fund Portfolio, to yield 1.53% ^	564,502

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,647,187)	12,647,187

	TOTAL INVESTMENTS - 124.3% (Cost $59,874,730)	$63,730,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)%	(12,446,737)
	NET ASSETS - 100.0%	$51,283,278

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on November 30, 2019.

*	All or a portion of this security is on loan. Total loaned securities have a value of $12,561,474 at November 30, 2019.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2019

	Dynamic
	International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investment securities:
At cost	$96,841,728	$59,874,730
At value	$98,760,241	$63,730,015
Cash *	1,000	847,800
Receivable for Fund shares sold	1,000	10,948
Receivable for securities lending income	4,975	926
Interest receivable	66,452	714
Prepaid expenses and other assets	15,950	11,674
TOTAL ASSETS	98,849,618	64,602,077

LIABILITIES
Collateral on securities loaned (see note 4)	4,733,780	12,930,485
Payable for investments purchased	1,817,165	235,558
Payable for Fund shares redeemed	1,814	2,293
Investment advisory fees payable	138,541	88,297
Audit fees payable	14,746	14,747
Distribution (12b-1) fees payable	1,619	1,458
Payable to related parties	27,452	23,914
Accrued expenses and other liabilities	35,512	22,047
TOTAL LIABILITIES	6,770,629	13,318,799
NET ASSETS	$92,078,989	$51,283,278

Net Assets Consist Of:
Paid in capital	$103,253,593	$48,501,674
Accumulated earnings/(deficit)	(11,174,604)	2,781,604
NET ASSETS	$92,078,989	$51,283,278

Net Asset Value Per Share:
Class I Shares:
Net Assets	$84,256,897	$44,097,177
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,096,385	3,661,798
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.41	$12.04

Class N Shares:
Net Assets	$7,822,092	$7,186,101
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	752,410	596,469
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.40	$12.05

*	Collateral for securities on loan.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2019

	Dynamic
	International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$2,608,029	$1,107,603
Interest	281,497	61,987
Securities Lending - Net of fees	244,959	24,326
TOTAL INVESTMENT INCOME	3,134,485	1,193,916

EXPENSES
Investment advisory fees	983,801	508,234
Distribution (12b-1) fees:
Class N	25,302	19,821
Legal fees	32,044	24,193
Transfer agent fees	56,654	35,288
Third party administrative services fees	42,100	12,377
Registration fees	38,639	30,995
Administration fees	56,100	19,206
Trustees’ fees	26,607	20,235
Fund accounting fees	62,056	20,613
Audit fees	14,277	14,274
Compliance officer fees	12,386	4,858
Shareholder reporting expense	27,925	16,570
Custody fees	10,914	6,745
Insurance expense	17,077	6,900
Other expenses	10,116	1,649
TOTAL EXPENSES	1,415,998	741,958

Less: Fees waived by the Adviser	(171,466)	(92,414)

NET EXPENSES	1,244,532	649,544
NET INVESTMENT INCOME	1,889,953	544,372

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Net realized loss from investment transactions	(878,765)	(814,043)
Distributions of realized gains from underlying investment companies	—	21,341
Net change in unrealized appreciation on investments	119,484	4,072,640

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(759,281)	3,279,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,130,672	$3,824,310

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	November 30,	November 30,
	2019	2018

FROM OPERATIONS
Net investment income	$1,889,953	$2,091,432
Net realized loss from investment transactions	(878,765)	(4,530,624)
Net change in unrealized appreciation/(depreciation) of investments	119,484	(10,451,160)
Net increase/(decrease) in net assets resulting from operations	1,130,672	(12,890,352)

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(1,673,521)	(1,548,241)
Class N	(197,666)	(339,017)
Total Distributions Paid	(1,871,187)	(1,887,258)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	28,775,206	62,490,911
Class N	3,980,302	8,814,794
Net asset value of shares issued in reinvestment of distributions
Class I	1,123,073	1,243,250
Class N	187,031	245,558
Payments for shares redeemed
Class I	(41,029,338)	(47,979,433)
Class N	(10,265,296)	(15,701,310)
Redemption fee proceeds
Class I	2,203	14,560
Class N	293	2,465
Net increase/(decrease) in net assets from shares of beneficial interest	(17,226,526)	9,130,795

TOTAL DECREASE IN NET ASSETS	(17,967,041)	(5,646,815)

NET ASSETS
Beginning of Year	110,046,030	115,692,845
End of Year	$92,078,989	$110,046,030

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	November 30,	November 30,
	2019	2018

SHARE ACTIVITY - CLASS I
Shares sold	2,717,088	5,415,048
Shares reinvested	113,213	106,992
Shares redeemed	(3,913,368)	(4,383,945)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,083,067)	1,138,095

SHARE ACTIVITY - CLASS N
Shares sold	375,088	756,725
Shares reinvested	18,835	21,132
Shares redeemed	(972,685)	(1,400,077)
Net decrease in shares of beneficial interest outstanding	(578,762)	(622,220)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	November 30,	November 30,
	2019	2018

FROM OPERATIONS
Net investment income	$544,372	$421,275
Net realized gain/(loss) from investment transactions	(814,043)	5,071,140
Distributions of realized gains from underlying investment companies	21,341	—
Net change in unrealized appreciation/(depreciation) of investments	4,072,640	(5,231,892)
Net increase in net assets resulting from operations	3,824,310	260,523

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(4,813,619)	(1,316,947)
Class N	(952,886)	(385,528)
Total Distributions Paid	(5,766,505)	(1,702,475)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	16,183,843	29,078,090
Class N	4,617,835	6,615,545
Net asset value of shares issued in reinvestment of distributions
Class I	4,254,663	1,181,248
Class N	926,009	360,750
Payments for shares redeemed
Class I	(29,607,674)	(25,555,838)
Class N	(8,186,678)	(13,373,703)
Redemption fee proceeds
Class I	757	15,329
Class N	162	3,247
Net decrease in net assets from shares of beneficial interest	(11,811,083)	(1,675,332)

TOTAL DECREASE IN NET ASSETS	(13,753,278)	(3,117,284)

NET ASSETS
Beginning of Year	65,036,556	68,153,840
End of Year	$51,283,278	$65,036,556

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	November 30,	November 30,
	2019	2018

SHARE ACTIVITY - CLASS I
Shares sold	1,470,576	2,324,430
Shares reinvested	445,049	95,493
Shares redeemed	(2,715,426)	(2,033,315)
Net increase/(decrease) in shares of beneficial interest outstanding	(799,801)	386,608

SHARE ACTIVITY - CLASS N
Shares sold	406,966	527,568
Shares reinvested	96,560	29,140
Shares redeemed	(727,991)	(1,079,015)
Net decrease in shares of beneficial interest outstanding	(224,465)	(522,307)

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.47	$11.58	$9.66	$9.24	$10.37
Activity from investment operations:
Net investment income (1)	0.20	0.18	0.11	0.15	0.19
Net realized and unrealized gain/(loss) on investments	(0.06)	(1.10)	1.90	0.46	(1.08)
Total from investment operations	0.14	(0.92)	2.01	0.61	(0.89)
Less distributions from:
Net investment income	(0.20)	(0.19)	(0.09)	(0.16)	(0.23)
Net realized gains	—	—	—	—	(0.01)
Return of capital	—	—	—	(0.03)	—
Total distributions	(0.20)	(0.19)	(0.09)	(0.19)	(0.24)
Paid in capital from redemption fees (6)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.41	$10.47	$11.58	$9.66	$9.24
Total return (2)	1.39%	(8.12)%	20.99%	6.67%	(8.76)%
Net assets, at end of period (000s)	$84,257	$96,139	$93,113	$36,253	$36,456
Ratio of gross expenses to average net assets (3)(4)	1.41%	1.35%	1.43%	1.94%	1.77%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.93%	1.57%	0.97%	1.62%	1.96%
Portfolio turnover rate	79%	189%	51%	120%	137%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.45	$11.56	$9.64	$9.24	$10.37
Activity from investment operations:
Net investment income (1)	0.18	0.17	0.07	0.15	0.17
Net realized and unrealized gain/(loss) on investments	(0.07)	(1.11)	1.92	0.42	(1.09)
Total from investment operations	0.11	(0.94)	1.99	0.57	(0.92)
Less distributions from:
Net investment income	(0.16)	(0.17)	(0.07)	(0.14)	(0.20)
Net realized gains	—	—	—	—	(0.01)
Return of capital	—	—	—	(0.03)	—
Total distributions	(0.16)	(0.17)	(0.07)	(0.17)	(0.21)
Paid in capital from redemption fees (6)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.40	$10.45	$11.56	$9.64	$9.24
Total return (2)	1.09%	(8.29)%	20.73%	6.31%	(8.98)%
Net assets, at end of period (000s)	$7,822	$13,907	$22,580	$7,734	$11,356
Ratio of gross expenses to average net assets (3)(4)	1.68%	1.60%	1.68%	2.19%	2.02%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	1.83%	1.54%	0.66%	1.54%	1.71%
Portfolio turnover rate	79%	189%	51%	120%	137%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.31	$12.58	$10.85	$9.65	$10.29
Activity from investment operations:
Net investment income (1)	0.13	0.08	0.05	0.30	0.21
Net realized and unrealized gain/(loss) on investments	0.83	(0.04)	1.73	1.15	(0.62)
Total from investment operations	0.96	0.04	1.78	1.45	(0.41)
Less distributions from:
Net investment income	(0.09)	(0.07)	(0.06)	(0.25)	(0.23)
Net realized gains	(1.14)	(0.24)	—	—	—
Total distributions	(1.23)	(0.31)	(0.06)	(0.25)	(0.23)
Paid in capital from redemption fees	0.00 (6)	0.00 (6)	0.01	0.00 (6)	0.00 (6)
Net asset value, end of year	$12.04	$12.31	$12.58	$10.85	$9.65
Total return (2)	10.33%	0.30%	16.56%	15.19%	(4.03)%
Net assets, at end of period (000s)	$44,097	$54,938	$51,262	$19,345	$12,015
Ratio of gross expenses to average net assets (3)(4)	1.42%	1.51%	1.56%	2.31%	2.13%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.13%	0.65%	0.41%	2.94%	2.05%
Portfolio turnover rate	223%	352%	220%	298%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.30	$12.58	$10.85	$9.65	$10.29
Activity from investment operations:
Net investment income (1)	0.10	0.06	0.02	0.13	0.18
Net realized and unrealized gain/(loss) on investments	0.84	(0.06)	1.74	1.29	(0.62)
Total from investment operations	0.94	—	1.76	1.42	(0.44)
Less distributions from:
Net investment income	(0.05)	(0.04)	(0.04)	(0.22)	(0.20)
Net realized gains	(1.14)	(0.24)	—	—	—
Total distributions	(1.19)	(0.28)	(0.04)	(0.22)	(0.20)
Paid in capital from redemption fees	0.00 (6)	0.00 (6)	0.01	0.00 (6)	0.00 (6)
Net asset value, end of year	$12.05	$12.30	$12.58	$10.85	$9.65
Total return (2)	10.10%	0.04%	16.31%	14.90%	(4.28)%
Net assets, at end of period (000s)	$7,186	$10,098	$16,892	$6,448	$7,441
Ratio of gross expenses to average net assets (3)(4)	1.70%	1.78%	1.82%	2.56%	2.38%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.90%	0.44%	0.19%	1.31%	1.81%
Portfolio turnover rate	223%	352%	220%	298%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2019

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$54,933,042	$—	$—	$54,933,042
Short-Term Investments	43,827,199	—	—	43,827,199
Total	$98,760,241	$—	$—	$98,760,241

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Dynamic U.S. Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,082,828	$—	$—	$51,082,828
Short-Term Investments	12,647,187	—	—	12,647,187
Total	$63,730,015	$—	$—	$63,730,015

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2016 to November 30, 2018, or expected to be taken in the Funds’ November 30, 2019 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$68,256,762	$122,824,819
DUOF	111,450,591	128,235,027

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in cash and short-term instruments as noted in the DIOF’s and DUOF’s Portfolio of Investments. Securities lending income is disclosed in the DIOF’s and DUOF’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them. The agreement provides that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agent. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

The following table represents financial instruments that are subject to enforceable netting arrangements as of November 30, 2019.

				Gross Amounts not Offset in the
				Statements of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount of	offset in the	Presented in the
	Recognized	Statements of Assets	Statements of Assets and	Financial	Cash Collateral	Net
	Assets	and Liabilities	Liabilities	Instruments	Received	Amount
DIOF	$4,733,780	$—	$4,733,780	$(4,732,780)	$(1,000)	$—
DUOF	$12,930,485	$—	$12,930,485	$(12,082,685)	$(847,800)	$—

The following table breaks out the holdings pledged as collateral as of November 30, 2019:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous

DIOF
Cash	$1,000
Morgan Stanley Institutional Liquidity Treasury Portfolio	4,732,780
$4,733,780
DUOF
Cash	$847,800
Morgan Stanley Institutional Liquidity Treasury Portfolio	12,082,685
$12,930,485

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets. For the year ended November 30, 2019, the Adviser earned the following:

DIOF	DUOF
$983,801	$508,234

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of each Fund’s business) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended November 30, 2019, the Adviser waived the following expenses:

DIOF	DUOF
$171,466	$92,414

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2020	11/30/2021	11/30/2022
DIOF	$ 146,270	$ 131,346	$ 171,466
DUOF	$ 151,870	$ 189,768	$ 92,414

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended November 30, 2019, pursuant to the Class N Plan, DIOF incurred $25,302 in 12b-1 fees and DUOF paid $19,821 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	REDEMPTION FEES

Prior to April 1, 2019, the Funds assessed a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee was paid directly to the specific Fund in which the short-term redemptions occurred. For the year ended November 30, 2019, DIOF and DUOF assessed $2,496 and $919, respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at November 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$96,998,120	$3,020,757	$(1,258,636)	$1,762,121
DUOF	60,018,649	3,952,981	(241,615)	3,711,366

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2019 and November 30, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term
11/30/2019	Income	Capital Gains	Total
DIOF	$2,028,004	$—	$2,028,004
DUOF	3,013,515	2,752,990	5,766,505

For fiscal year ended	Ordinary	Long-Term
11/30/2018	Income	Capital Gains	Total
DIOF	$2,093,199	$—	$2,093,199
DUOF	1,702,475	—	1,702,475

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $156,817 for fiscal year ended November 30, 2019 for the Dynamic International Opportunity Fund, which has been passed through to the Funds’ underlying shareholders and is deemed dividend for tax purposes.

As of November 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
DIOF	$526,857	$—	$—	$(13,463,582)	$—	$1,762,121	$(11,174,604)
DUOF	223,987	—	—	(1,153,749)	—	3,711,366	2,781,604

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

At November 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
DIOF	$—	$11,643,058	$1,820,524	$13,463,582
DUOF	—	1,153,749	—	1,153,749

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

As of November 30, 2019, DIOF invested a portion of its assets in BlackRock Liquidity Funds T-Fund Portfolio (the “BlackRock Fund”). The BlackRock Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of DIOF will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2019, the percentage of DIOF net assets invested in the BlackRock Fund was 42.5%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of November 30, 2019, beneficial ownership in excess of 25% is as follows:

DIOF
Beneficial Owner	% of Outstanding Shares
LPL Financial	26%
National Financial Services LLC	44%

DUOF
Beneficial Owner	% of Outstanding Shares
National Financial Services LLC	27%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted these amendments early.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2019

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Distributions: The Funds’ Board of Trustees declared the following distributions:

		Dividend	Record		Payable
		Per Share	Date	Ex-Date	Date
International Opportunity Fund	Class I	$0.1779	12/18/2019	12/19/2019	12/19/2019
International Opportunity Fund	Class N	$0.1419	12/18/2019	12/19/2019	12/19/2019

U.S. Opportunity Fund	Class I	$0.0599	12/18/2019	12/19/2019	12/19/2019
U.S. Opportunity Fund	Class N	$0.0270	12/18/2019	12/19/2019	12/19/2019

Effective December 31, 2019, the Funds have changed their fiscal year-end from November 30 to December 31 for operational efficiencies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II
and the Shareholders of Dynamic International Opportunity Fund
and Dynamic U.S. Opportunity Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust II (the “Funds”), including the portfolios of investments, as of November 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two -year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust II since 2012.

Philadelphia, Pennsylvania
January 29, 2020

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2019

As a shareholder of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	6/1/2019	11/30/2019	6/1/19-11/30/19	6/1/19-11/30/19
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,004.80	$6.23	1.24%
Class N	1,000.00	1,003.90	7.48	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,082.70	$6.47	1.24%
Class N	1,000.00	1,082.70	7.78	1.49%
Hypothetical (5% return before Expenses)
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,018.85	$6.28	1.24%
Class N	1,000.00	1,017.60	7.54	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,018.85	$6.28	1.24%
Class N	1,000.00	1,017.60	7.54	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2019

The Trustees and the officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee Since October 2011	President, TTS Consultants, LLC (financial services) (since 2010).	3	Director, Aquila Distributors; Trustee, Arrow ETF Trust; Trustee, Arrow Investments Trust; Trustee, Northern Lights Fund Trust IV
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm) (since 2007).	3	Director, Member of the Compensation Committee and Member of the Risk Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Chairman of the Fair Valuation Committee and Member of the Audit Committee of the Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	3	NONE
Randal D. Skalla 1962	Trustee Since May 2011	President, L5 Enterprises, Inc. (financial services company) (since 2001).	3	Board Member, Orizon Investment Counsel (financial services company) (from 2001 to 2017)

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2019

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Trustee (since 2011) of Northern Lights Fund Trust II; Special Projects Counsel of NorthStar Financial Services Group, LLC (from 2018 to 2019); General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (from 2001 to 2018) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (from 2003 to 2018) of NorthStar Financial Services Group, LLC; CEO (from 2012 to 2018), General Counsel (from 2003 to 2014), Secretary (from 2003 to 2018) and Manager (from 2005 to 2018) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (from 2004 to 2018) of Constellation Trust Company; CEO (from 2015 to 2018), Manager (from 2008 to 2015), General Counsel and Secretary (from 2011 to 2018) of Northern Lights Compliance Services, LLC; General Counsel and Secretary (from 2011 to 2018) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (from 2012 to 2018) of Gemini Fund Services, LLC; Manager (from 2012 to 2018) of Arbor Point Advisors, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary and General Counsel of NorthStar Holdings, LLC (from 2013 to 2015); Director, Secretary and General Counsel of NorthStar CTC Holdings, Inc. (from 2015 to 2018) and Secretary and Chief Legal Officer (from 2003 to 2018) of AdvisorOne Funds.	3	Manager of Northern Lights Distributors, LLC (from 2005 to 2018); Manager of NorthStar Financial Services Group, LLC (from 2012 to 2015); Manager of Arbor Point Advisors, LLC (from 2012 to 2018); Director of Constellation Trust Company
Kevin E. Wolf 1969	President Since January 2013	Vice President of The Ultimus Group, LLC and Executive Vice President of Gemini Fund Services, LLC (since 2019), President, Gemini Fund Services, LLC (2012 - 2019)	N/A	N/A
Richard Malinowski 1983	Secretary Since January 2018	Senior Vice President Legal Administration, Gemini Fund Services, LLC (since April 2017); Vice President and Counsel (April 2016 to 2017) and AVP and Staff Attorney (September 2012 to March 2016).	N/A	N/A
Erik Naviloff 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011).	N/A	N/A
Emile R. Molineaux 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011	Senior Compliance Officer and CCO of Various clients of Northern Lights Compliance Services, LLC (since 2011).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his former affiliation with Northern Lights Distributors, LLC (the Fund’s Distributor).

***	As of November 30, 2019, the Trust was comprised of 19 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Dynamic International Opportunity Fund, Dynamic U.S. Opportunity Fund, and Acclivity Small Cap Value Fund, and not to any other series of the Trust. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-873-3837.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright St., Ste 200
Omaha, NE 68130

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 – $ 24,000

2018 – $ 24,000

2017 – $ 25,000

2016 – $ 25,000

2015 – $ 25,000

(b)	Audit-Related Fees

2019 – None

2018 – None

2017 – None

2016 – None

2015 – None

(c)	Tax Fees

2019 – $ 4,400

2018 – $ 4,400

2017 – $ 4,400

2016 – $ 4,400

2015 – $ 4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 – None

2018 – None

2017 – None

2016 – None

2015 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2019    2018    2017    2016    2015

Audit-Related Fees:      0.00% 0.00% 0.00% 0.00% 0.00%

Tax Fees:      0.00% 0.00% 0.00% 0.00% 0.00%

All Other Fees:     0.00% 0.00% 0.00% 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 – $ 4,400

2018 – $ 4,400

2017 – $ 4,400

2016 – $ 4,400

2015 – $ 4,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 2/7/20